NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES	12 Months Ended
Dec. 31, 2016
NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES

NOTE 16 – NONCONTROLLING INTERESTS IN CONSOLIDATED SUBSIDIARIES

Noncontrolling interests represent the equity ownership interests in consolidated subsidiaries not owned by the Company. Noncontrolling interests are adjusted for contributions, distributions, and income and loss attributable to the noncontrolling interest partners of the consolidated entities. Income and loss is allocated to the noncontrolling interests based on the respective governing documents.

There are noncontrolling interests in certain of the Company’s consolidated subsidiaries. The noncontrolling interests are summarized as follows:

	December 31, 2016	December 31, 2015
2degrees	$22,092	$19,059
NuevaTel	48,771	48,885
Salamanca Solutions International LLC	(316)	(370)

Noncontrolling interests	$70,547	$67,574

In April 2015, the Company contributed capital to 2degrees at a rate higher than its ownership percentage resulting in an increase of the Company ownership in 2degrees. At the same time, pursuant to the terms of the Snap purchase agreement, 2degrees issued shares of common stock to a noncontrolling interest. These two transactions resulted in a 1.5% decrease in the Company’s ownership interest in 2degrees.

2Degrees Minority Interest Shareholder Transaction and Share Repurchase:

In July 2016, 2degrees and the Company completed a purchase of all of the equity interests held individually or through related parties by a minority shareholder in 2degrees. The minority shareholder held ordinary shares, convertible notes and vested employee partly paid options, all of which were purchased for cash, in part by 2degrees and in part by the Company.

2degrees funded its redemption of equity interests from the minority shareholder by issuing new shares, which were purchased by the Company. The Company paid a total of $4.5 million for all the equity interests it purchased directly from the minority shareholder, the newly issued shares it acquired from 2degrees and the convertible notes transferred from the minority shareholder. The amount of cash paid to acquire equity interest in 2degrees in excess of the fair value of the related equity interest was $1.0 million which was recorded and expensed in the period incurred. As a result of these transactions, the Company’s ownership percentage in 2degrees increased from 62.5% to 62.9% .

Supplemental Cash Flow Disclosure:

In the year ended December 31, 2014, the Company declared and accrued a dividend to be paid to noncontrolling interest of $2.8 million. The declared dividend was paid and recorded as a financing activity in the Consolidated Statements of Cash Flows for the year ended December 31, 2015.